PREPAYMENTS AND OTHER RECEIVABLES - MOVEMENTS ON PROVISION FOR IMPAIRMENT OF OTHER RECEIVABLES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision for impairment of trade receivables [line items]
At beginning of period	¥ 10,590,000	¥ 10,590,000	¥ 18,852,000
Provision for impairment loss	0	0	4,631,000
Reversal of impairment loss provision	0	0	(2,000)
Written-off	0	0	(12,891,000)
At end of period	10,590,000	10,590,000	10,590,000
Input VAT with related invoices not been received or verified	94,536,000	101,317,000
Previously stated [member]
Disclosure of provision for impairment of trade receivables [line items]
At beginning of period	10,590,000	10,590,000	13,325,000
At end of period		10,590,000	10,590,000
Change in Accounting Policy [member]
Disclosure of provision for impairment of trade receivables [line items]
At beginning of period	¥ 0	0	5,527,000
At end of period		¥ 0	¥ 0